Note 2 - Plan of Arrangement	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Spin-off arrangements [Text Block]
2.	Plan of arrangement
On
July 31, 2015,
the spin-out of Almadex Minerals Limited (“Almadex”) became effective as all conditions to the statutory plan of arrangement (the “Plan of Arrangement”) were satisfied or waived.

Pursuant to the Plan of Arrangement, Almaden’s shareholders exchanged their existing common shares of Almaden and received one
“new” Almaden common share and
0.6
common shares of Almadex.

The carrying value of the net assets transferred to Almadex, pursuant to the Plan of Arrangement consisted of the following assets and liabilities:

Assets:
Accounts receivable and prepaid expenses	$142,731
Marketable securities (1)	357,672
Inventory	274,768
Investment in associate	2,108,408
Reclamation deposit	30,235
Contingent shares receivable	47,100
Property, plant and equipment	622,971
Exploration and evaluation assets	2,128,240
Total assets	5,712,125
Liabilities:
Trade and other payables	(49,748)
Carrying value of net assets	5,662,377
Fair value of net assets distributed	8,777,799
Gain on transfer of spin-out assets	$3,115,422

(
1
)
The carrying value of the marketable securities spun out on
July 31, 2015,
reflects their mark to market fair value less an unrealized gain formerly included in reserves representing the accumulated other comprehensive income on available-for-sale financial assets of
$162,812.

In accordance with IFRIC
17,
Distribution of Non-cash Assets to Owners, the Company recognized the distribution of net assets to Almaden shareholders at fair value with the difference between that value and the carrying amount of the net assets recognized in the consolidated statement of comprehensive loss.

The Plan of Arrangement resulted in a reduction of share capital amounting to
$11,828,963
(
$8,777,799
fair value of net assets,
$3,000,000
cash paid by Almaden, and
$51,164
net contribution from spin-out assets).

The fair value of the net assets distributed was based on the share price of Almadex on
August 14, 2015,
its
first
day of trading, of
$0.20
per share multiplied by the total number of shares issued,
43,888,992.

Under the terms of the Plan of Arrangement, each issued and outstanding Almaden option and warrant was adjusted to compensate the option and warrant holders for the assets spun-out. The exercise price paid was allocated between the Company and Almadex on the same ratio that the fair market value of the spin-out assets had, to the fair market value of the assets of the Company. See Note
12
(c) and (d).